Brumadinho dam failure - De-characterization of the upstream dams (Details) R$ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Provisions.
Balance at beginning of the period			R$ 1,916	$ 3,960
Balance at end of the period	R$ 3,989	$ 4,220	3,989	4,220	R$ 1,916	$ 3,960
Judicial deposits released			6,900	1,313
Total economic value	7,777		7,777				$ 1,701
Expense incurred in relation to Brumadinho event				510		730
Brumadinho event
Provisions.
Balance at beginning of the period				5,472
Impact on the income statement				5,257
Present value adjustment				41
Disbursements				(2,632)
Translation adjustment				(1,274)
Balance at end of the period						5,472
Global Settlement for Brumadinho
Provisions.
Impact on the income statement			19,924	3,872
Disbursements | R$					R$ 6,885
Judicial deposits released	R$ 1,500	274	R$ 5,400	1,039
Global Settlement for Brumadinho | Brumadinho event
Provisions.
Balance at beginning of the period				1,916
Impact on the income statement				3,872
Present value adjustment				(5)
Disbursements				(1,325)		1,720
Translation adjustment				(469)
Balance at end of the period						1,916
Provision for individual indemnification and other commitments | Brumadinho event
Provisions.
Balance at beginning of the period				1,067
Impact on the income statement				258
Present value adjustment				10
Disbursements				(504)
Translation adjustment				(245)
Balance at end of the period						1,067
De-characterization of dams | Brumadinho event
Provisions.
Balance at beginning of the period				2,489
Impact on the income statement				617
Present value adjustment				36
Disbursements				(293)
Translation adjustment				(560)
Balance at end of the period						$ 2,489
Incurred expenses | Brumadinho event
Provisions.
Impact on the income statement				510
Disbursements				(510)
Samarco | De-characterization of upstream structures | Brumadinho event
Provisions.
Balance at end of the period		6,864		6,864
Samarco | Global Settlement for Brumadinho | Brumadinho event
Provisions.
Balance at end of the period		3,989		3,989
Samarco | Provision for individual indemnification and other commitments | Brumadinho event
Provisions.
Balance at end of the period		586		586
Samarco | De-characterization of dams | Brumadinho event
Provisions.
Balance at end of the period		$ 2,289		$ 2,289